Fees Summary	Aug. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 445,000
Previously Paid Amount	0.00
Total Fee Amount	61.45
Total Offset Amount	0.00
Net Fee	61.45
Narrative - Max Aggregate Offering Price	$ 445,000
Final Prospectus	true